Goldman Sachs Brazil Equity Fund
Goldman Sachs Brazil Equity Fund—Summary
Investment Objective
The Goldman Sachs Brazil Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 65 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-109 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Brazil Equity Fund		Class A Shares	Class C Shares	Institutional Shares	Class IR Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Brazil Equity Fund		Class A Shares	Class C Shares	Institutional Shares	Class IR Shares
Management Fees		1.10%	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		18.40%	18.40%	18.25%	18.40%
Total Annual Fund Operating Expenses		19.75%	20.50%	19.35%	19.50%
Expense Limitation	[1]	(17.85%)	(17.85%)	(17.85%)	(17.85%)
Total Annual Fund Operating Expenses After Expense Limitation		1.90%	2.65%	1.50%	1.65%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to 0.364% of the Fund's average daily net assets through at least February 28, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Brazil Equity Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares		732	4,034	6,434	9,942
Class C Shares	Assuming complete redemption at end of period	368	3,839	6,389	10,013	Assuming no redemption	268	3,839	6,389	10,013
Institutional Shares		153	3,604	6,136	9,894
Class IR Shares		168	3,635	6,170	9,911

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but will be reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2011 was 105% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in a portfolio of equity investments that are tied economically to Brazil or in issuers that participate in the markets of Brazil. The Investment Adviser considers an equity investment to be tied economically to Brazil if the investment is included in an index representative of Brazil, the investment’s returns are linked to the performance of such an index, or the investment is exposed to the economic risks and returns of Brazil.

An issuer participates in the markets of Brazil if the issuer:

• Has a class of its securities whose principal securities market is in Brazil;

• Is organized under the laws of, or has a principal office in Brazil;

• Derives 50% or more of its total revenue from goods produced, sales made or services provided in Brazil; or

• Maintains 50% or more of its assets in Brazil.

The Fund expects to invest primarily in equity securities, including common or ordinary stocks, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), preferred stock, convertible securities, investment companies (including other mutual funds or exchange-traded funds (“ETFs”)), and rights and warrants. The Fund’s equity investments may also include equity swaps, equity index swaps, futures, participation notes, options and other derivatives and structured securities, which are used primarily to gain broad access to markets and/or individual securities that may be difficult to access via direct investment in equity securities. Only securities open to U.S. investors are eligible for investment by the Fund. The Fund’s investments may include companies of all capitalization sizes.

The Fund’s investments are selected using a strong valuation discipline based on industry specific metrics, to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. From a valuation perspective, the Investment Adviser generally looks for companies where its proprietary estimate of their earnings, asset value or cash flow is meaningfully different from consensus; or where the Investment Adviser believes growth in intrinsic value is not reflected in the share price. Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest overweights are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk.

The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry. The Fund may invest in the aggregate up to 20% of its Net Assets in investments in developed countries and emerging countries other than Brazil, including non-investment grade fixed income securities.

THE FUND IS “NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940 (“INVESTMENT COMPANY ACT”), AND MAY INVEST MORE OF ITS ASSETS IN FEWER ISSUERS THAN “DIVERSIFIED” MUTUAL FUNDS.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Brazil Risk. Investing in Brazil may involve a higher degree of risk and special considerations not typically associated with investing in more established economies or securities markets. The Fund’s investment exposure to Brazil may subject the Fund, to a greater extent than if investments were made in developed countries, to the risks of adverse securities markets, exchange rates and social, political, regulatory, economic, or environmental events and natural disasters which may occur in Brazil. The economy, industries, and securities and currency markets of Brazil may be adversely affected by protectionist trade policies, slow economic activity worldwide, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Currency Risk. Changes in currency exchange rates may adversely affect the value of the Fund’s securities denominated in foreign currencies. Currency exchange rates can be volatile. The Fund may from time to time attempt to hedge all or a portion of its currency risk using a variety of techniques, including currency futures, forwards, and options. However, these instruments may not always work as intended, and in certain cases the Fund may be worse off than if it had not used a hedging instrument.

Depositary Receipts Risk. Foreign securities may trade in the form of depositary receipts, including ADRs, GDRs and EDRs (collectively, “Depositary Receipts”). In addition to the risks inherent in the underlying securities represented by the Depositary Receipts, in some situations there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions involving the foreign issuer in a timely manner. Also, a lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers.

Derivatives Risk. Loss may result from the Fund’s investments in equity swaps, equity index swaps, futures, participation notes, options and structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. To the extent the Fund also invests in issuers located in emerging countries, these risks may be more pronounced.

Industry Concentration Risk. The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry. Concentrating Fund investments in a limited number of issuers conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

NAV Risk. The net asset value (“NAV”) of the Fund and the value of your investment may fluctuate.

Non-Diversification Risk. The Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance
The Fund commenced operations on April 29, 2011. No performance information for the Fund is provided because the Fund has less than one calendar year of performance as of the date of this Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.
Goldman Sachs China Equity Fund
Goldman Sachs China Equity Fund—Summary
Investment Objective
The Goldman Sachs China Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 65 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-109 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs China Equity Fund		Class A Shares	Class C Shares	Institutional Shares	Class IR Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs China Equity Fund		Class A Shares	Class C Shares	Institutional Shares	Class IR Shares
Management Fees		1.10%	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		8.74%	8.74%	8.59%	8.74%
Total Annual Fund Operating Expenses		10.09%	10.84%	9.69%	9.84%
Expense Limitation	[1]	(8.19%)	(8.19%)	(8.19%)	(8.19%)
Total Annual Fund Operating Expenses After Expense Limitation		1.90%	2.65%	1.50%	1.65%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to 0.364% of the Fund's average daily net assets through at least February 28, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs China Equity Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares		732	2,600	4,282	7,793
Class C Shares	Assuming complete redemption at end of period	368	2,359	4,213	7,980	Assuming no redemption	268	2,359	4,213	7,980
Institutional Shares		153	2,065	3,803	7,482
Class IR Shares		168	2,104	3,858	7,552

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but will be reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2011 was 37% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in a portfolio of equity investments that are tied economically to China (the People’s Republic of China, Hong Kong and Taiwan, referred to herein as “China” or “Greater China”) or in issuers that participate in the markets of China. The Investment Adviser considers an equity investment to be tied economically to China if the investment is included in an index representative of China, the investment’s returns are linked to the performance of such an index, or the investment is exposed to the economic risks and returns of China.

An issuer participates in the markets of China if the issuer:

• Has a class of its securities whose principal securities market is in China;

• Is organized under the laws of, or has a principal office in China;

• Derives 50% or more of its total revenue from goods produced, sales made or services provided in China; or

• Maintains 50% or more of its assets in China.

The Fund expects to invest primarily in equity securities, including common or ordinary stocks, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), Taiwanese Depositary Receipts (“TDRs”), preferred stock, convertible securities, investment companies (including other mutual funds or exchange-traded funds (“ETFs”)), and rights and warrants. The Fund’s equity investments may also include equity swaps, equity index swaps, futures, participation notes, options and other derivatives and structured securities, which are used primarily to gain broad access to markets and/or individual securities that may be difficult to access via direct investment in equity securities. Only securities open to U.S. investors are eligible for investment by the Fund. The Fund’s investments may include companies of all capitalization sizes.

The Fund’s investments are selected using a strong valuation discipline based on industry specific metrics, to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. From a valuation perspective, the Investment Adviser generally looks for companies where its proprietary estimate of their earnings, asset value or cash flow is meaningfully different from consensus; or where the Investment Adviser believes growth in intrinsic value is not reflected in the share price. Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest overweights are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk.

The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry. The Fund may invest in the aggregate up to 20% of its Net Assets in investments in developed countries and emerging countries other than China, including non-investment grade fixed income securities.

THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940 (“INVESTMENT COMPANY ACT”), AND MAY INVEST MORE OF ITS ASSETS IN FEWER ISSUERS THAN “DIVERSIFIED” MUTUAL FUNDS.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Currency Risk. Changes in currency exchange rates may adversely affect the value of the Fund’s securities denominated in foreign currencies. Currency exchange rates can be volatile. The Fund may from time to time attempt to hedge all or a portion of its currency risk using a variety of techniques, including currency futures, forwards, and options. However, these instruments may not always work as intended, and in certain cases the Fund may be worse off than if it had not used a hedging instrument.

Depositary Receipts Risk. Foreign securities may trade in the form of depositary receipts, including ADRs, GDRs, EDRs and TDRs (collectively, “Depositary Receipts”). In addition to the risks inherent in the underlying securities represented by the Depositary Receipts, in some situations there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions involving the foreign issuer in a timely manner. Also, a lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers.

Derivatives Risk. Loss may result from the Fund’s investments in equity swaps, equity index swaps, futures, participation notes, options and structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. To the extent the Fund also invests in issuers located in emerging countries, these risks may be more pronounced.

Greater China Risk. Investing in Greater China involves a higher degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. The Fund’s investment exposure to Greater China may subject the Fund, to a greater extent than if investments were made in developed countries, to the risks of adverse securities markets, exchange rates and social, political, regulatory, economic or environmental events or natural disasters which may occur in the China region. The economy, industries, and securities and currency markets of Greater China may be adversely impacted by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S. The securities markets of the People’s Republic of China and Taiwan are emerging markets characterized by a relatively small number of equity issues and relatively low trading volume, resulting in substantially less liquidity and greater price volatility and potentially fewer investment opportunities for the Fund. The government of the People’s Republic of China exercises significant control over the economy, and may alter laws or policies or discontinue economic reforms at any time. Taiwan and Hong Kong do not exercise the same level of control over their economies as does the People’s Republic of China, but changes to their political and economic relationships with the People’s Republic of China could adversely impact the Fund’s investments in Taiwan and Hong Kong.

Industry Concentration Risk. The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry. Concentrating Fund investments in a limited number of issuers conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

NAV Risk. The net asset value (“NAV”) of the Fund and the value of your investment may fluctuate.

Non-Diversification Risk. The Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Participation Notes Risk. Participation notes are designed to track the return of a particular underlying equity or debt security, currency or market. Investments in participation notes involve the same risks associated with a direct investment in the underlying security, currency or market that they seek to replicate. In addition, the Fund has no rights under participation notes against the issuer of the underlying security and must rely on the creditworthiness of the counterparty to the transaction.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance
The Fund commenced operations on April 29, 2011. No performance information for the Fund is provided because the Fund has less than one calendar year of performance as of the date of this Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.
Goldman Sachs India Equity Fund
Goldman Sachs India Equity Fund—Summary
Investment Objective
The Goldman Sachs India Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 65 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-109 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs India Equity Fund		Class A Shares	Class C Shares	Institutional Shares	Class IR Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs India Equity Fund		Class A Shares	Class C Shares	Institutional Shares	Class IR Shares
Management Fees		1.10%	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	27.16%	27.16%	27.01%	27.16%
Acquired Fund (Subsidiary) Fees and Expenses	[2]	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		28.76%	29.51%	28.36%	28.51%
Expense Limitation	[3]	(26.86%)	(26.86%)	(26.86%)	(26.86%)
Total Annual Fund Operating Expenses After Expense Limitation		1.90%	2.65%	1.50%	1.65%
[1]	The Fund's "Other Expenses" have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]	Acquired Fund (Subsidiary) Fees and Expenses reflect the expenses borne by the Fund as the sole shareholder of the Subsidiary (as defined below). The Subsidiary pays certain other expenses, including service and custody fees. The Investment Adviser has agreed to reduce or limit the Subsidiary's expenses to 0.254% of the Subsidiary's average daily net assets through at least February 28, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[3]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to 0.11% of the Fund's average daily net assets through at least February 28, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs India Equity Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years
Class A Shares		732	5,084
Class C Shares	Assuming complete redemption at end of period	368	4,919	Assuming no redemption	268	4,919
Institutional Shares		153	4,732
Class IR Shares		168	4,757

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but will be reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2011 was 18% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in a portfolio of equity investments that are tied economically to India or in issuers that participate in the markets of India. The Investment Adviser considers an equity investment to be tied economically to India if the investment is included in an index representative of India, the investment’s returns are linked to the performance of such an index, or the investment is exposed to the economic risks and returns of India.

An issuer participates in the markets of India if the issuer:

• Has a class of its securities whose principal securities market is in India;

• Is organized under the laws of, or has a principal office in, India;

• Derives 50% or more of its total revenue from goods produced, sales made or services provided in India; or

• Maintains 50% or more of its assets in India.

The Fund expects to invest primarily in equity securities, including common or ordinary stocks, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depository Receipts (“EDRs”), preferred stock, convertible securities, investment companies (including other mutual funds or exchange-traded funds (“ETFs”)), and rights and warrants. The Fund’s equity investments may also include equity swaps, equity index swaps, futures, participation notes, options and other derivatives and structured securities, which are used primarily to gain broad access to markets and/or individual securities that may be difficult to access via direct investment in equity securities. Only securities open to U.S. investors are eligible for investment by the Fund. The Fund’s investments may include companies of all capitalization sizes.

The Fund will gain exposure to the investments described above primarily through a wholly-owned subsidiary of the Fund organized as a company under the laws of the Republic of Mauritius (the “Subsidiary”). The Subsidiary is advised by the Investment Adviser, and has the same investment objective and strategies as the Fund.

The Fund’s investments are selected using a strong valuation discipline based on industry specific metrics, to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. From a valuation perspective, the Investment Adviser generally looks for companies where its proprietary estimate of their earnings, asset value or cash flow is meaningfully different from consensus; or where the Investment Adviser believes growth in intrinsic value is not reflected in the share price. Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest overweights are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk.

The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry. The Fund may invest in the aggregate up to 20% of its Net Assets in investments in developed countries and emerging countries other than India, including non-investment grade fixed income securities.

THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940 (“INVESTMENT COMPANY ACT”), AND MAY INVEST MORE OF ITS ASSETS IN FEWER ISSUERS THAN “DIVERSIFIED” MUTUAL FUNDS.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Currency Risk. Changes in currency exchange rates may adversely affect the value of the Fund’s securities denominated in foreign currencies. Currency exchange rates can be volatile. The Fund may from time to time attempt to hedge all or a portion of its currency risk using a variety of techniques, including currency futures, forwards, and options. However, these instruments may not always work as intended, and in certain cases the Fund may be worse off than if it had not used a hedging instrument.

Depositary Receipts Risk. Foreign securities may trade in the form of depositary receipts, including ADRs, GDRs and EDRs (collectively, “Depositary Receipts”). In addition to the risks inherent in the underlying securities represented by the Depositary Receipts, in some situations there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions involving the foreign issuer in a timely manner. Also, a lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers.

Derivatives Risk. Loss may result from the Fund’s investments in equity swaps, equity index swaps, futures, participation notes, options and structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. To the extent the Fund also invests in issuers located in emerging countries, these risks may be more pronounced.

India Risk. Investing in India may involve a higher degree of risk and special considerations not typically associated with investing in more established economies or securities markets. Concentration of the investments of the Fund in issuers located in India will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory, economic or environmental events and natural disasters which may occur in India. The economy, industries, and securities and currency markets of India may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S. Securities laws in India are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth.

India’s economy encompasses traditional village farming, modern agriculture, handicrafts, a wide range of modern industries, and a multitude of services. Services are the major source of economic growth, accounting for half of India’s output with less than one quarter of its labor force. About two-thirds of the workforce is in agriculture. Despite strong growth, the World Bank and others have expressed concern about the combined state and federal budget deficit.

The Fund’s continued ability to invest in India is dependent on its continuing to meet current and future requirements placed on foreign institutional investors (“FIIs”) (such as Goldman Sachs Asset Management, L.P. (“GSAM”)) and their sub-accounts (such as the Fund) by the Securities and Exchange Board of India (“SEBI”). If the Fund (or GSAM) were to fail to meet applicable requirements in the future, the Fund would no longer be permitted to invest directly in Indian securities, may not be able to pursue its principal strategy and may be forced to liquidate.

Industry Concentration Risk. The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry. Concentrating Fund investments in a limited number of issuers conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

NAV Risk. The net asset value (“NAV”) of the Fund and the value of your investment may fluctuate.

Non-Diversification Risk. The Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Participation Notes Risk. Participation notes are designed to track the return of a particular underlying equity or debt security, currency or market. Investments in participation notes involve the same risks associated with a direct investment in the underlying security, currency or market that they seek to replicate. In addition, the Fund has no rights under participation notes against the issuer of the underlying security and must rely on the creditworthiness of the counterparty to the transaction.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary will invest only in instruments in which the Fund is permitted to invest directly and will be subject to the risks that are described in this Prospectus. There can be no assurance that the Subsidiary’s investment objective will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the Investment Company Act. Changes in the laws or policies of the United States, India and/or the Republic of Mauritius could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund.

The Fund’s investments in the Subsidiary are not protected by any statutory compensation arrangements in the Republic of Mauritius in the event of the Subsidiary’s failure. The Mauritius Financial Services Commission does not vouch for the financial soundness of the Subsidiary or for the correctness of any statements made or opinions expressed with regard to it.

Tax Risk. The Fund may invest in the Subsidiary and will seek to obtain benefits from favorable tax treatment by the Indian government pursuant to a tax treaty between India and the Republic of Mauritius. The Supreme Court of India has upheld the validity of a tax treaty with respect to entities such as the Fund. However, there can be no assurance that any future challenge will result in a favorable outcome, or that the terms of a treaty will not be subject to re-negotiation or a different interpretation, or that the Subsidiary’s favorable tax treatment will continue. Any change in the provisions of a tax treaty or in its applicability to the Subsidiary could result in the imposition of withholding and other taxes on the Subsidiary by India, which would reduce the return to the Fund on its investments. Certain shareholders, including some non-U.S. shareholders, are not entitled to the benefit of a deduction or credit with respect to foreign taxes paid by the Fund, which the Fund intends to elect to pass through to its shareholders.

Performance
The Fund commenced operations on June 30, 2011. No performance information for the Fund is provided because the Fund has less than one calendar year of performance as of the date of this Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.
Goldman Sachs Korea Equity Fund
Goldman Sachs Korea Equity Fund—Summary
Investment Objective
The Goldman Sachs Korea Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 65 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-109 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Korea Equity Fund		Class A Shares	Class C Shares	Institutional Shares	Class IR Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Korea Equity Fund		Class A Shares	Class C Shares	Institutional Shares	Class IR Shares
Management Fees		1.10%	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	24.13%	24.13%	23.98%	24.13%
Total Annual Fund Operating Expenses		25.48%	26.23%	25.08%	25.23%
Expense Limitation	[2]	(23.58%)	(23.58%)	(23.58%)	(23.58%)
Total Annual Fund Operating Expenses After Expense Limitation		1.90%	2.65%	1.50%	1.65%
[1]	The Fund's "Other Expenses" have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to 0.364% of the Fund's average daily net assets through at least February 28, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Korea Equity Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years
Class A Shares		732	4,733
Class C Shares	Assuming complete redemption at end of period	368	4,558	Assuming no redemption	268	4,558
Institutional Shares		153	4,354
Class IR Shares		168	4,381

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but will be reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2011 was 121% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in a portfolio of equity investments that are tied economically to the Republic of Korea (referred to herein as “Korea” or “South Korea”) or in issuers that participate in the markets of Korea. The Investment Adviser considers an equity investment to be tied economically to Korea if the investment is included in an index representative of Korea, the investment’s returns are linked to the performance of such an index, or the investment is exposed to the economic risks and returns of Korea.

An issuer participates in the markets of Korea if the issuer:

• Has a class of its securities whose principal securities market is in Korea;

• Is organized under the laws of, or has a principal office in Korea;

• Derives 50% or more of its total revenue from goods produced, sales made or services provided in Korea; or

• Maintains 50% or more of its assets in Korea.

The Fund expects to invest primarily in equity securities, including common or ordinary stocks, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depository Receipts (“EDRs”), preferred stock, convertible securities, investment companies (including other mutual funds or exchange-traded funds (“ETFs”)), and rights and warrants. The Fund’s equity investments may also include equity swaps, equity index swaps, futures, participation notes, options and other derivatives and structured securities, which are used primarily to gain broad access to markets and/or individual securities that may be difficult to access via direct investment in equity securities. Only securities open to U.S. investors are eligible for investment by the Fund. The Fund’s investments may include companies of all capitalization sizes.

The Fund’s investments are selected using a strong valuation discipline based on industry specific metrics to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. From a valuation perspective, the Investment Adviser generally looks for companies where its proprietary estimate of their earnings, asset value or cash flow is meaningfully different from consensus; or where the Investment Adviser believes growth in intrinsic value is not reflected in the share price. Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest overweights are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk.

The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry. The Fund may invest in the aggregate up to 20% of its Net Assets in investments in developed countries and emerging countries other than Korea, including non-investment grade fixed income securities.

THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940 (“INVESTMENT COMPANY ACT”), AND MAY INVEST MORE OF ITS ASSETS IN FEWER ISSUERS THAN “DIVERSIFIED” MUTUAL FUNDS.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Currency Risk. Changes in currency exchange rates may adversely affect the value of the Fund’s securities denominated in foreign currencies. Currency exchange rates can be volatile. The Fund may from time to time attempt to hedge all or a portion of its currency risk using a variety of techniques, including currency futures, forwards, and options. However, these instruments may not always work as intended, and in certain cases the Fund may be worse off than if it had not used a hedging instrument.

Depositary Receipts Risk. Foreign securities may trade in the form of depositary receipts, including ADRs, GDRs and EDRs (collectively, “Depositary Receipts”). In addition to the risks inherent in the underlying securities represented by the Depositary Receipts, in some situations there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions involving the foreign issuer in a timely manner. Also, a lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers.

Derivatives Risk. Loss may result from the Fund’s investments in equity swaps, equity index swaps, futures, participation notes, options and structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. To the extent the Fund also invests in issuers located in emerging countries, these risks may be more pronounced.

Industry Concentration Risk. The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry. Concentrating Fund investments in a limited number of issuers conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Korea Risk. Investing in Korea may involve a higher degree of risk and special considerations not typically associated with investing in more established economies or securities markets. The Fund’s investment exposure to Korea may subject the Fund, to a greater extent, to the risks of adverse securities markets, exchange rates and social, political, regulatory, economic, or environmental events and natural disasters which may occur in Korea. The economy, industries, and securities and currency markets of Korea may be adversely affected by protectionist trade policies, slow economic activity worldwide, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S. In particular, South Korea’s relations with North Korea remain tense and volatile, particularly as North Korea appears to continue to develop nuclear and other military capabilities. Military action or the risk of military action, or strains on the economy of North Korea, could have an adverse effect on South Korea and the Fund. The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a relatively small number of issuers, resulting in substantially less liquidity and greater price volatility and potentially fewer investment opportunities for the Fund. The economy of South Korea is heavily reliant on international trade, and it is sensitive to the economic health of its trading partners and the world economy. Downturns in worldwide economic activity have at times led to capital outflows from South Korea, resulting in deterioration of the currency and financial and credit markets. South Korea’s aging population and rigid labor relations are also risks to the country’s long-term economic viability. South Korea is dependent on foreign sources for its energy needs, and a significant increase in energy prices could have an adverse impact on its economy.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

NAV Risk. The net asset value (“NAV”) of the Fund and the value of your investment may fluctuate.

Non-Diversification Risk. The Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Participation Notes Risk. Participation notes are designed to track the return of a particular underlying equity or debt security, currency or market. Investments in participation notes involve the same risks associated with a direct investment in the underlying security, currency or market that they seek to replicate. In addition, the Fund has no rights under participation notes against the issuer of the underlying security and must rely on the creditworthiness of the counterparty to the transaction.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance
The Fund commenced operations on May 31, 2011. No performance information for the Fund is provided because the Fund has less than one calendar year of performance as of the date of this Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.